INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Cost Method Investments) (Details) - CNY (¥)	Dec. 31, 2015	Dec. 31, 2014
Cost method investments [Line item]
Total carrying value, cost method investments	¥ 32,423,934	¥ 15,000,000
2014 Affiliate Company [Member]
Cost method investments [Line item]
Total carrying value, cost method investments	9,000,000	9,000,000
2014 Second Affiliate Company [Member]
Cost method investments [Line item]
Total carrying value, cost method investments	6,000,000	¥ 6,000,000
2014 Third Affiliate Company [Member]
Cost method investments [Line item]
Total carrying value, cost method investments	2,423,934
2015 Affiliate Company [Member]
Cost method investments [Line item]
Total carrying value, cost method investments	¥ 15,000,000